Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow statement supplementary information [Line Items]
Cash flow	€ 107	€ 496
Withholding tax for share buyback		41
Financial assets carried at FVTOCI	252	244
Equity investments | Level 2 and 3 of fair value hierarchy
Cash flow statement supplementary information [Line Items]
Financial assets carried at FVTOCI	214	220
Long-term debt
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	7,546	7,567
Cash flow	448	(53)
Currency effects and consolidation changes	(230)	107
Other	267	(74)
Liabilities arising from financing activities at end of period	8,032	7,546
Bonds | EUR
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	4,917	4,569
Cash flow	738	340
Currency effects and consolidation changes	0
Other	4	8
Liabilities arising from financing activities at end of period	5,659	4,917
Bonds | US Dollar
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	1,408	1,325
Cash flow	(120)
Currency effects and consolidation changes	(154)	83
Other	1	0
Liabilities arising from financing activities at end of period	1,135	1,408
Leases
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	1,073	1,074
Cash flow	(169)	(192)
Currency effects and consolidation changes	(76)	24
Other	135	167
Liabilities arising from financing activities at end of period	963	1,073
Forward contracts long term
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	148	396
Other	127	(248)
Liabilities arising from financing activities at end of period	274	148
Bank borrowings
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	1	203
Cash flow	(1)	(201)
Other		(1)
Liabilities arising from financing activities at end of period	1	1
Other long-term debt
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	0	0
Cash flow		0
Currency effects and consolidation changes		0
Other		0
Liabilities arising from financing activities at end of period	0	0
Short-term debt
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	92	122
Cash flow	(24)	(30)
Currency effects and consolidation changes	(16)	1
Other		0
Liabilities arising from financing activities at end of period	53	92
Short-term bank borrowings
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	92	122
Cash flow	(24)	(31)
Currency effects and consolidation changes	(16)	1
Other	0
Liabilities arising from financing activities at end of period	52	92
Other short-term loans
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	1	0
Cash flow	0	1
Currency effects and consolidation changes		0
Other		0
Liabilities arising from financing activities at end of period	1	1
Equity
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	554	656
Cash flow	317	413
Other	(306)	(516)
Liabilities arising from financing activities at end of period	565	554
Dividend payable
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	0	0
Cash flow	330	3
Other	(330)	(3)
Liabilities arising from financing activities at end of period	0	0
Forward contracts
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	143	394
Cash flow	0	0
Other	125	(251)
Liabilities arising from financing activities at end of period	267	143
Treasury shares
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	411	262
Cash flow	(13)	410
Other	(101)	(262)
Liabilities arising from financing activities at end of period	€ 298	€ 411